Cover	Jan. 27, 2026
Cover [Abstract]
Entity Registrant Name	ARtelligence Holdings, Inc.
Entity Central Index Key	0001389067
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Jan. 27, 2026
Entity File Number	333-141907
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	84-2340972
Entity Address Address Line 1	8735 Dunwoody Place
Entity Address Address Line 2	Suite 6
Entity Address City Or Town	Atlanta
Entity Address State Or Province	GA
Entity Address Postal Zip Code	30350
City Area Code	404
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	506-5716